SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

14.  SEGMENT INFORMATION

The Group is organized into three main operating segments:

Seed and integrated products

The seed and integrated products segment focuses mainly on the development and commercialization of seed technologies and products that increase yield per hectare, with a focus on the provision of seed technologies integrated with crop protection and crop nutrition products designed to control weeds, insects or diseases, to increase their quality characteristics, to improve nutritional value and other benefits. The segment focuses on the commercialization of integrated products that combine three complementary components biotechnological events, germplasm and seed treatments—in order to increase crop productivity and create value for customers. While each component can increase yield independently, through an integrated technology strategy the segment offers products that complement and integrate with each other to generate higher yields in crops.

Currently the segment generates revenue from ordinary activities through the sale of seeds, integrated product packs, royalties and licenses charged to third parties, among others.

Crop protection

The crop protection segment mainly includes the development, production and marketing of high-tech adjuvants and a full range of pest control molecules and biocontrol products. Adjuvants are used in mixtures to facilitate the application and effectiveness of active ingredients, such as insecticides, leading to better performance, reduced usage rates and lower residue levels Insecticides and fungicides are applied to control pests and significantly reduce disease during the germination period.

The segment currently generates revenue from ordinary activities through the sale of adjuvants, insecticides, fungicides and baits, among others.

Crop nutrition

The crop nutrition segment focuses mainly on the development, production and commercialization of inoculants that allow the biological fixation of nitrogen in the crops, and of fertilizers including biofertilizers and microgranulated fertilizers that optimize the productivity and yield of the crops.

Currently the segment generates income from ordinary activities through the sale of inoculants, bio-inductors, biological fertilizers and microgranulated fertilizers, among others.

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the Consolidated financial statements. Revenue generated by products and services exchanged between segments and entities within the Group are calculated based on market prices.

The following tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	60,535,026	181,908,584	76,054,689	318,498,299
Royalties	1,414,864	—	—	1,414,864
Right of use licenses	—	—	13,430,824	13,430,824
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	—	—	1,764,863
Total	63,714,753	181,908,584	89,485,513	335,108,850

Cost of sales	(44,727,989)	(111,888,640)	(46,808,243)	(203,424,872)
Gross profit per segment	18,986,764	70,019,944	42,677,270	131,683,978
% Gross margin	30%	38%	48%	39%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	94,457,404	223,538,317	125,558,380	443,554,101
Royalties	986,602	—	—	986,602
Right of use licenses	1,000,000	—	19,287,845	20,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	—	—	(45,746)
Total	96,398,260	223,538,317	144,846,225	464,782,802

Cost of sales	(66,306,974)	(143,807,301)	(68,107,537)	(278,221,812)
Gross profit per segment	30,091,286	79,731,016	76,738,688	186,560,990
% Gross margin	31%	36%	53%	40%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	55,360,397	205,685,451	124,249,566	385,295,414
Royalties	1,247,567	—	—	1,247,567
Right of use licenses	—	—	32,903,458	32,903,458
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	319,428	153,460	137,666	610,554
Total	56,927,392	205,838,911	157,290,690	420,056,993

Cost of sales	(31,012,687)	(137,529,299)	(66,915,067)	(235,457,053)
Gross profit per segment	25,914,705	68,309,612	90,375,623	184,599,940
% Gross margin	46%	33%	57%	44%

As of the current period, changes in the net realizable value of agricultural products after harvest have been excluded from segment information since those results depend on market fluctuations which are beyond the Group’s operating control. The Group has recast the comparative figures accordingly.

Revenue by similar group of products or services

	06/30/2025	06/30/2024	06/30/2023
Seed and integrated products	61,949,890	96,444,006	56,607,964
Seed Treatments Packs	28,476,396	30,037,798	32,469,652
Seeds & HB4 Program	33,473,494	66,406,208	24,138,312

Crop protection	181,908,584	223,538,317	205,685,451
Adjuvants	56,028,937	56,634,128	52,978,705
Seed CP Products and Services	28,890,840	34,877,911	26,080,587
Other CP Products and Services	62,983,430	106,720,670	94,123,984
Bioprotection	34,005,377	25,305,608	32,502,175

Crop nutrition	89,485,513	144,846,225	157,153,024
Inoculants & Biofertilizers	22,445,093	21,943,468	23,621,534
Micro-beaded Fertilizers	56,461,771	88,158,727	90,827,714
Biostimulants	10,578,649	19,084,400	9,800,318
Syngenta up-front fee	—	15,659,630	32,903,458

Total revenues	333,343,987	464,828,548	419,446,439

Geographical information

	06/30/2025	06/30/2024	06/30/2023
Argentina	231,552,406	346,794,376	288,228,267
Brazil	17,673,809	24,175,116	23,690,028
LATAM	23,900,621	21,952,339	21,044,547
North America	30,107,865	27,370,220	30,372,912
EMEA	7,920,550	21,320,535	22,014,855
ROW	22,188,736	23,215,962	34,095,830
Total revenues	333,343,987	464,828,548	419,446,439

Non-current assets	06/30/2025	06/30/2024
Argentina	142,743,386	139,245,596
Brazil	7,448,724	7,698,175
LATAM	856,329	1,162,654
North America	185,817,356	189,199,549
EMEA	537,302	44,141
ROW	30,508,800	26,279,731
Total non-current assets	367,911,897	363,629,846

Property, plant and equipment	74,575,386	74,573,278
Intangible assets	181,173,079	176,893,136
Goodwill	112,163,432	112,163,432
Total reportable assets	367,911,897	363,629,846
Total non-reportable assets	395,733,183	488,918,348
Total assets	763,645,080	852,548,194

As of the current period, geographical information is reported by main countries and regions. LATAM refers to Latin America countries, excluding Argentina and Brazil which are reported separately. North America includes United States of America and Canada. The EMEA region covers Europe, the Middle East and Africa. The Group has recast the comparative figures accordingly.